Note 7 - Promissory Notes (Detail) - Promissory Notes (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Balance		$ 5,356
New issuances	2,028
Value assigned to warrants	(514)
Exchanged for Series D preferred stock	(9,328)
Accretion of non-cash interest	2,458
September 5, 2008 [Member]
Balance		825
Exchanged for Series D preferred stock	(1,000)
Accretion of non-cash interest	175
October 21, 2008 [Member]
Balance		1,624
Exchanged for Series D preferred stock	(2,000)
Accretion of non-cash interest	376
February 27, 2009 [Member]
Balance		410
Exchanged for Series D preferred stock	(555)
Accretion of non-cash interest	145
March 5, 2009 [Member]
Balance		74
Exchanged for Series D preferred stock	(100)
Accretion of non-cash interest	26
March 11, 2009 [Member]
Balance		221
Exchanged for Series D preferred stock	(300)
Accretion of non-cash interest	79
May 26, 2009 [Member]
Balance		69
Exchanged for Series D preferred stock	(100)
Accretion of non-cash interest	31
June 15, 2009 [Member]
Balance		13
Exchanged for Series D preferred stock	(20)
Accretion of non-cash interest	7
July 1, 2009 [Member]
Balance		10
Exchanged for Series D preferred stock	(15)
Accretion of non-cash interest	5
November 5, 2009 [Member]
Balance		2,110
Exchanged for Series D preferred stock	(3,210)
Accretion of non-cash interest	1,100
August 18, 2010 [Member]
New issuances	250
Value assigned to warrants	(151)
Exchanged for Series D preferred stock	(250)
Accretion of non-cash interest	151
September 2, 2010 [Member]
New issuances	600
Value assigned to warrants	(363)
Exchanged for Series D preferred stock	(600)
Accretion of non-cash interest	363
December 16, 2010 [Member]
New issuances	1,178
Exchanged for Series D preferred stock	$ (1,178)